Employee benefits - Additional Information (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of defined benefit plans [line items]
Percentage of indemnities cover under defined benefits plan	65.00%
Defined Benefit Plan Equity Securities [Member] | Japanese Defined Benefit Plans [Member]
Disclosure of defined benefit plans [line items]
Defined benefit plan percentage of amount contributed to fair value of plan assets	18.00%	15.00%
Defined Benefit Plan Equity Securities [Member] | Foreign Defined Benefit Plan [Member]
Disclosure of defined benefit plans [line items]
Defined benefit plan percentage of amount contributed to fair value of plan assets	2.00%	1.00%
Defined Benefit Plan Fixed Income Securities [Member] | Japanese Defined Benefit Plans [Member]
Disclosure of defined benefit plans [line items]
Defined benefit plan percentage of amount contributed to fair value of plan assets	51.00%	53.00%
Defined Benefit Plan Fixed Income Securities [Member] | Foreign Defined Benefit Plan [Member]
Disclosure of defined benefit plans [line items]
Defined benefit plan percentage of amount contributed to fair value of plan assets	13.00%	28.00%
Defined Benefit Plan Other Investments [Member] | Japanese Defined Benefit Plans [Member]
Disclosure of defined benefit plans [line items]
Defined benefit plan percentage of amount contributed to fair value of plan assets	31.00%	32.00%
Defined Benefit Plan Other Investments [Member] | Foreign Defined Benefit Plan [Member]
Disclosure of defined benefit plans [line items]
Defined benefit plan percentage of amount contributed to fair value of plan assets	85.00%	71.00%
Defined Benefit Plan Securities [Member] | Plan assets [member] | Japanese Defined Benefit Plans [Member]
Disclosure of defined benefit plans [line items]
Expected contributions to plan assets by employer during the next fiscal year	¥ 2
Defined Benefit Plan Securities [Member] | Plan assets [member] | Foreign Defined Benefit Plan [Member]
Disclosure of defined benefit plans [line items]
Expected contributions to plan assets by employer during the next fiscal year	¥ 5